Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00005 per share
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit	1.13
Maximum Aggregate Offering Price	$ 20,340,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,808.95
Offering Note	(1) Represents approximately 18,000,000 Class A Ordinary Shares based on the closing price of our shares on The Nasdaq Market LLC ("Nasdaq") on April 29, 2026. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Our Ordinary Shares, based on the closing price of our Class A Ordinary Shares on Nasdaq on April 29, 2026. (3) Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered.